Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,309,828.37

Principal:
Principal Collections	$38,849,029.96
Prepayments in Full	$36,260,452.79
Liquidation Proceeds	$123,457.27
Recoveries	$0.00
Sub Total	$75,232,940.02
Collections	$80,542,768.39

Purchase Amounts:
Purchase Amounts Related to Principal	$224,402.01
Purchase Amounts Related to Interest	$557.82
Sub Total	$224,959.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$80,767,728.22

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$80,767,728.22
Servicing Fee	$1,307,113.14	$1,307,113.14	$0.00	$0.00	$79,460,615.08
Interest - Class A-1 Notes	$48,199.52	$48,199.52	$0.00	$0.00	$79,412,415.56
Interest - Class A-2 Notes	$210,990.83	$210,990.83	$0.00	$0.00	$79,201,424.73
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$78,853,049.73
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$78,731,829.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,731,829.06
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$78,663,946.39
Second Priority Principal Payment	$35,264,981.76	$35,264,981.76	$0.00	$0.00	$43,398,964.63
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$43,347,663.38
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$11,777,663.38
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$11,715,838.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,715,838.80
Regular Principal Payment	$244,129,692.16	$11,715,838.80	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$80,767,728.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$35,264,981.76
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$11,715,838.80
Total					$78,550,820.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$78,550,820.56	$199.32	$48,199.52	$0.12	$78,599,020.08	$199.44
Class A-2 Notes	$0.00	$0.00	$210,990.83	$0.39	$210,990.83	$0.39
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$78,550,820.56	$48.78	$909,794.52	$0.57	$79,460,615.08	$49.35

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$310,964,673.92	0.7890502	$232,413,853.36	0.5897332
Class A-2 Notes	$538,700,000.00	1.0000000	$538,700,000.00	1.0000000
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,527,104,673.92	0.9483708	$1,448,553,853.36	0.8995888

Pool Information
Weighted Average APR	3.992%	3.965%
Weighted Average Remaining Term	51.35	50.53
Number of Receivables Outstanding	79,187	76,506
Pool Balance	$1,568,535,771.45	$1,493,031,957.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,501,646,911.94	$1,428,699,692.16
Pool Factor	0.9516794	0.9058688

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$22,395,479.37
Yield Supplement Overcollateralization Amount	$64,332,265.66
Targeted Overcollateralization Amount	$78,486,861.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,478,104.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		233	$46,471.60
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$46,471.60
Cumulative Net Losses Last Collection Period			$20,432.28
Cumulative Net Losses for all Collection Periods			$66,903.88

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.04%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.62%	447	$9,261,125.03
61-90 Days Delinquent	0.03%	22	$423,448.57
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.65%	469	$9,684,573.60

Repossession Inventory:
Repossessed in the Current Collection Period		22	$562,488.33
Total Repossessed Inventory		23	$574,988.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			N/A
Prior Collection Period			0.0152%
Current Collection Period			0.0364%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0013%
Current Collection Period			0.0288%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer